Share-Based Compensation (Summary of Stock Option Plan granted) (Detail)	12 Months Ended
Dec. 31, 2023 shares
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Officers and eligible employees
Vesting Period	25 percent per year over four years
Maximum term	10 years
Settlement Period	Shares 1
Number of share options granted in share-based payment arrangement	301,168
Date of Grant of Share Based Payment Arrangement	Annually
Number of share options outstanding in share-based payment arrangement	3,248,306
Performance share units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Officers and eligible employees
Vesting Period	On third anniversary of grant date based on total shareholder return relative to PSU peer group (75 percent weighting) and return on invested capital (25 percent weighting)
Maximum term	Not applicable
Settlement Period	Cash
Number Of Instruments Other Equity Instruments Granted	517,219
Date of Grant of Share Based Payment Arrangement	Annually
Number of other equity instruments outstanding in share-based payment arrangement	1,732,785
Restricted share units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Officers and eligible employees
Vesting Period	On third anniversary of grant date and not subject to performance conditions
Maximum term	Not applicable
Settlement Period	Cash
Number Of Instruments Other Equity Instruments Granted	582,659
Date of Grant of Share Based Payment Arrangement	Annually
Number of other equity instruments outstanding in share-based payment arrangement	1,576,486
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Non-executive directors
Vesting Period	Fully vest upon grant
Maximum term	Not applicable
Settlement Period	Cash 2
Number Of Instruments Other Equity Instruments Granted	34,075
Date of Grant of Share Based Payment Arrangement	At the discretion of the Board of Directors
Number of other equity instruments outstanding in share-based payment arrangement	401,296
Stock Appreciation Rights (SAR) and Tandem Stock Appreciation Rights (TSAR) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Eligibility	Awards no longer granted; legacy awards only
Vesting Period	25 percent per year over four years
Maximum term	10 years
Settlement Period	Cash
Number Of Instruments Other Equity Instruments Granted	0
Date of Grant of Share Based Payment Arrangement	Awards no longer granted; legacy awards only
Number of other equity instruments outstanding in share-based payment arrangement	176,284